Accounts receivable - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Balance at beginning of year	$ 5,731,281	$ 4,682,592
Change of allowance for doubtful accounts	(895,043)	1,286,997
Write off	(1,523,489)
Translation adjustments	387,141	(238,308)
Balance at end of year	$ 3,699,890	$ 5,731,281